Employee Future Benefits - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Retirement Benefits [Abstract]
Defined contribution plan cost recognized	$ 9	$ 10	$ 22	$ 22